REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
REGULATORY CAPITAL

NOTE 14. REGULATORY CAPITAL

The Company and the Bank are subject to regulatory capital adequacy requirements promulgated by federal regulatory agencies. The Federal Reserve Bank establishes capital requirements, including well-capitalized standards, for the Company, and the OCC has similar requirements for the Bank. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of its assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Banking regulations identify five capital categories for insured depository institutions: well-capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized. As of December 31, 2013 and 2012, all capital ratios of the Company and the Bank exceeded the “well capitalized” levels under the applicable regulatory capital adequacy guidelines.

The ability of the Company and the Bank to pay dividends is subject to statutory and regulatory restrictions on the payment of cash dividends, including the requirement under the Florida banking laws that cash dividends be paid only out of undivided profits and only if the Company or the Bank have surplus of a specified level. In addition, the Company’s agreement with the OCC (the “OCC Agreement”), which was entered into by the Company and the OCC on January 25, 2010 in connection with the acquisition of PAB, imposes other restrictions on the Bank’s ability to pay dividends to the Company, including requiring prior approval from the OCC, before any dividends are paid.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Bank to maintain minimum amounts and ratios (set forth in the following tables) of total and Tier I capital (as defined) to average assets (as defined). Management believes, at December 31, 2013 and December 31, 2012, that the Company and Bank met all capital adequacy requirements to which they are subject.

In connection with the OCC Agreement, the Bank agreed to maintain minimum capital ratios in excess of current regulatory requirements as follows: Tier 1 leverage ratio of 10%, Tier 1 risk-based capital ratio of 11% and total risk-based capital ratio of 12%. These ratios are in lieu of the current capital regulatory requirements to be considered well and adequately capitalized of 5% and 4% of Tier 1 leveraged ratio, 6% and 4% of Tier 1 risk-based capital and 10% and 8% of total risk-based capital, respectively. The Bank’s and Company’s regulatory capital levels at December 31, 2013 and December 31, 2012 are as follows (dollars in thousands):

	December 31, 2013
	Actual			Required to be Considered Well Capitalized		Required to be Considered Adequately Capitalized
Bank Regulatory Capital	Assets	Ratio	Amount	Ratio	Amount	Ratio	Amount
Tier 1 leverage ratio	$3,642,143	12.0%	$437,952	10.0%	$364,214	10.0%	$364,214
Tier 1 risk-based capital ratio	2,622,537	16.7%	437,952	11.0%	288,479	11.0%	288,479
Total risk-based capital ratio	2,622,537	17.3%	453,279	12.0%	314,704	12.0%	314,704

Company Regulatory Capital	Assets	Ratio	Amount	Ratio	Amount	Ratio	Amount
Tier 1 leverage ratio	$3,739,387	18.0%	$674,225	5.0%	$186,969	4.0%	$149,575
Tier 1 risk-based capital ratio	2,720,124	24.8%	674,225	6.0%	163,207	4.0%	108,805
Total risk-based capital ratio	2,720,124	25.3%	689,551	10.0%	272,012	8.0%	217,610

	December 31, 2012
	Actual			Required to be Considered Well Capitalized		Required to be Considered Adequately Capitalized
Bank Regulatory Capital	Assets	Ratio	Amount	Ratio	Amount	Ratio	Amount
Tier 1 leverage ratio	$3,275,274	12.1%	$396,022	10.0%	$327,527	10.0%	$327,527
Tier 1 risk-based capital ratio	1,868,535	21.2%	396,022	11.0%	205,539	11.0%	205,539
Total risk-based capital ratio	1,868,535	22.2%	414,971	12.0%	224,224	12.0%	224,224

Company Regulatory Capital	Assets	Ratio	Amount	Ratio	Amount	Ratio	Amount
Tier 1 leverage ratio	$3,283,665	20.6%	$675,739	5.0%	$164,183	4.0%	$131,347
Tier 1 risk-based capital ratio	1,873,078	36.1%	675,739	6.0%	112,385	4.0%	74,923
Total risk-based capital ratio	1,873,078	37.1%	694,688	10.0%	187,308	8.0%	149,846

The Bank is subject to regulations of certain federal and state agencies and can be periodically examined by those authorities. As a consequence, the Bank’s business is susceptible to the impacts of federal legislation and regulations issued by, but not limited to, the Federal Reserve Bank, OCC and FDIC.